Balance Sheets (Parentheticals) (USD $)	Feb. 29, 2012	May 31, 2011	May 31, 2010
Common stock par value (in Dollars per share)	$ 0.008	$ 0.001	$ 0.001
Common stock shares authorized	80,000,000	80,000,000	80,000,000
Common stock shares issued	4,992,454	39,216,698	33,591,696
Common stock shares outstanding	4,992,454	39,216,698	33,591,696
Preferred stock par value (in Dollars per share)	$ 0.001
Preferred stock shares authorized	20,000,000
Preferred stock shares issued	1,851,000
Preferred stock shares outstanding	1,851,000